RULE 497 FILING

Enclosed for filing, pursuant to Rule 497 of the Securities Act of 1933, as amended, are exhibits containing risk/return summary information in interactive data format for the shares of beneficial interest in the KraneShares Bosera MSCI China A Share ETF (the “Fund”), a series of KraneShares Trust. The exhibits reflect updated risk/return summary information for the Fund, as filed with the Securities and Exchange Commission pursuant to Rule 497 on March 28, 2019 (Accession Number: 0001615774-19-004754), which is incorporated herein by reference.